Revenue from Contracts with Customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Accounts receivables, net	$ 208
Current contract assets (1)	1
Non-current contract assets (1)	0
Current contract liabilities (deferred revenues) (1)	(12)
Non-current contract liabilities (deferred revenues) (1)	$ (9)
Predecessor
Disaggregation of Revenue [Line Items]
Accounts receivables, net		$ 295
Current contract assets (1)		7
Non-current contract assets (1)		0
Current contract liabilities (deferred revenues) (1)		(37)
Non-current contract liabilities (deferred revenues) (1)		$ (18)